PATENTS AND TRADEMARKS (Details - Schedule of patents and trademarks) (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Patents and trademarks		$ 326,145	$ 309,205
Less: Accumulated amortization		(256,412)	(242,723)
Patents and trademarks, Net	$ 75,017	$ 69,733	$ 66,482